Fair Value Measurements - Summary of Fair Value of the Derivative Liabilities Utilizing Level 3 Measurements (Detail) - Warrants [Member] - Fair Value Level 3 [Member] - USD ($)	3 Months Ended		4 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at Level 3, Beginning Balance	$ 16,431,000	$ 22,170,000	$ 0
Issuance of Public and Private Warrants and forward purchase agreements - Level 3			25,481,000
Transfer of Public Warrants to Level 1 measurement			(16,905,000)
Change in fair value of derivative liabilities			13,594,000
Derivative liabilities at Level 3, Ending Balance	12,602,000	16,431,000	$ 22,170,000
Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities	(2,479,000)	(1,139,000)
Forward Purchase Agreements [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities	$ (1,350,000)	$ (4,600,000)